Stock Option Plans - Schedule of Fair Value Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free rate	0.12%	0.12%	0.92%
Expected volatility	112.00%	112.00%	116.00%
Expected term	1 year 1 month 6 days	1 year 1 month 6 days	2 years 6 months
Maximum [Member]
Risk-free rate	1.47%	1.47%	5.15%
Expected volatility	170.00%	170.00%	170.00%
Expected term	5 years 6 months	5 years 6 months	7 years 6 months